Tax (Tables)	12 Months Ended
Jun. 30, 2025
Tax [Abstract]
Income Tax Expense Comprises Current and Deferred Tax
Income tax expense comprises current and deferred tax and is recognised in the Consolidated Statement of Profit or Loss, except to the extent that it relates to items recognised directly in the Consolidated Statement of Comprehensive Income.

	2025 $’000	2024 $’000	2023 $’000
Current income tax benefit/(expense)	1,226	(1,008)	–
Deferred income tax benefit/(expense)	1,763	(2,568)	(3,649)
Total income tax benefit/(expense)	2,989	(3,576)	(3,649)

Reconciliation of Prima Facie Income Tax Expense

	2025 $’000	2024 $’000	2023 $’000
Loss before income tax	(384,730)	(115,446)	(6,700)
Income tax on loss before income tax calculated at 30 per cent (2024 and 2023: 30 per cent)	115,419	34,634	2,010
Adjust for tax effect of:
Mining tax	144	73	(1,650)
Non-assessable income	1,825	18	4,820
Non-deductible expenses	(12,217)	(6,798)	(4,366)
Other assessable income	–	(1,926)	–
Other deductible expenses	–	1,523	–
Prior period adjustments	5,887	–	–
Tax losses and temporary differences not brought to account	(94,967)	(27,318)	(4,463)
Tax rate differential on non-Australian income	(13,102)	(3,782)	–
Total income tax benefit/(expense)	2,989	(3,576)	(3,649)

Deferred Income Tax Assets and Liabilities
Deferred income tax assets and liabilities are attributable to the following tax losses and temporary differences:

	Deferred tax assets		Deferred tax liabilities		Deferred tax charged/ (credited) to profit or loss (1)
	2025 $’000	2024 $’000	2025 $’000	2024 $’000	2025 $’000	2024 $’000
Temporary differences
Deferred income	2,016	1,989	–	–	(32)	(117)
Property, plant and equipment	–	5,565	22,816	69,003	(48,538)	(25,642)
Provisions	751	10,286	–	–	11,393	3,824
Tax losses	5,506	34,175	–	–	34,259	23,539
Other	–	3,927	–	2,960	1,155	964
Total	8,273	55,942	22,816	71,963	(1,763)	2,568
Set off temporary differences	(8,273)	(55,942)	(8,273)	(55,942)	–	–
Total	–	–	14,543	16,021	(1,763)	2,568

(1)
Deferred tax charged/(credited) to profit or loss does not reconcile to the movement in the respective deferred tax asset and deferred tax liability balances due to amounts charged/(credited) to equity.

Movement in Deferred Tax Balances

	2025 $’000	2024 $’000	2023 $’000
At the beginning of the financial year	16,021	13,983	10,174
Charged/(credited) to profit or loss	(1,763)	2,568	3,649
Charged/(credited) to equity	285	(530)	160
At the end of the financial year	14,543	16,021	13,983

Unrecognised Deferred Tax Assets and Liabilities
The composition of the Group’s unrecognised deferred tax assets and liabilities is as follows:

	2025 $’000	2024 $’000
Tax losses – capital	6,703	6,736
Tax losses – revenue	99,872	53,857
Temporary differences	91,929	1,810
Total unrecognised deferred tax assets	198,504	62,403